CONSOLIDATED STATEMENTS OF PROFIT OR LOSS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares
ForeignCurrencyLineItems [Line Items]
Revenue | ¥			¥ 6,867	¥ 12,969
Cost of sales | ¥			(6,854)	(12,752)
Gross profit | ¥			13	217
Selling and distribution expenses | ¥			(2)	(2)
Administrative expenses | ¥			(7,140)	(5,814)	(6,207)
OPERATING LOSS | ¥			(7,129)	(5,599)	(6,207)
Fair value gain on financial assets at fair value through profit or loss | ¥			31,334
Finance costs | ¥	[1]		(60)	(62)	5
Interest income | ¥			18	16	26
(LOSS)/PROFIT BEFORE INCOME TAX | ¥			24,163	(5,645)	(6,176)
INCOME TAX BENEFIT | ¥			1,416
(LOSS)/PROFIT FOR THE YEAR | ¥			25,579	(5,645)	(6,176)
ATTRIBUTABLE TO:
Owners of the Company | ¥			25,579	(5,645)	(6,176)
Non-controlling interests | ¥
(Loss)/profit for the year | ¥			¥ 25,579	¥ (5,645)	¥ (6,176)
(LOSS)/EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY:
Basic and diluted - (Loss)/earnings per share | ¥ / shares			¥ 0.90	¥ (0.23)	¥ (0.25)
USD [Member]
ForeignCurrencyLineItems [Line Items]
Revenue | $		$ 1,052
Cost of sales | $		(1,050)
Gross profit | $		2
Selling and distribution expenses | $
Administrative expenses | $		(1,093)
OPERATING LOSS | $		(1,091)
Fair value gain on financial assets at fair value through profit or loss | $		4,798
Finance costs | $	[1]	(9)
Interest income | $		3
(LOSS)/PROFIT BEFORE INCOME TAX | $		3,701
INCOME TAX BENEFIT | $		217
(LOSS)/PROFIT FOR THE YEAR | $		3,918
ATTRIBUTABLE TO:
Owners of the Company | $		3,918
Non-controlling interests | $
(Loss)/profit for the year | $		$ 3,918
(LOSS)/EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY:
Basic and diluted - (Loss)/earnings per share | $ / shares		$ 0.14

[1]	Finance costs mainly represent bank charges, foreign currency exchange differences and interest on lease liabilities. The amounts of bank charges were CNY6.00, CNY2.00 and CNY7.00 (US$1.00); the foreign currency exchange differences amounted to negative CNY11.00, nil and positive CNY15.00; and interest on lease liabilities amounted to nil, CNY60.00 and CNY38.00 (US$6.00) for the years ended December 31, 2018, 2019 and 2020, respectively.